(LOSS)/EARNINGS PER SHARE (Schedule of Diluted Earnings Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Basic earnings per share denominator	86,486,409	91,858,813	92,647,091
Issuable on exercise of options and warrants		315,019	1,700,733
Issuable on conversion of exchangeable notes	21,023,770	21,023,766	15,283,348
Diluted earnings per share denominator	107,510,179	113,197,598	109,631,172